Weighted Average Shares Outstanding (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share (Tables) [Abstract]
Weighted average shares outstanding

	Year Ended December 31,
(in millions)	2012	2011	2010
Weighted average shares outstanding - basic	1,406.7	1,509.3	1,517.8
Net effect of common stock equivalents	—	9.7	—
Weighted average shares outstanding - assuming dilution	1,406.7	1,519.0	1,517.8